Defined Benefit Plans - Summary of Target Allocation of Plan Assets for Retirement Benefit Plans for the Next Annual Period (Detail)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Equity instruments	4.00%	6.00%
Debt instruments	22.00%	34.00%
Aegon United Kingdom [member] | Actuarial assumption of expected rates of pension increases [member] | Defined benefit plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Equity instruments	29.00%
Debt instruments	71.00%